Stock Warrants and Earnouts - Summary of Assumed Public Warrants (Parenthetical) (Detail)	Feb. 26, 2021
Assumed Common Stock Warrants Or Right [Line Items]
Stockholders equity exchange ratio	0.9966
Legacy Charge Point Shares [Member]
Assumed Common Stock Warrants Or Right [Line Items]
Stockholders equity exchange ratio	0.9966